Document and Entity Information	12 Months Ended
Oct. 02, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2011
Registrant Name	NORTHERN FUNDS
Central Index Key	0000916620
Amendment Flag	false
Document Creation Date	Aug. 17, 2012
Document Effective Date	Oct. 02, 2012
Prospectus Date	Oct. 02, 2012